Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning Balance at Jun. 13, 2000
Issuance of founder shares	$ 30,000	$ 9,990	$ 20,010
Issuance of founder shares, Shares		999,000
Proceeds from issuance of - stock	1,750,000	1,457	1,748,543
Proceeds from issuance of - stock, Shares		145,687
Net loss	(672,286)			(672,286)
Balance at Dec. 31, 2000	1,107,714	11,447	1,768,553	(672,286)
Balance, Shares at Dec. 31, 2000		1,144,687
Proceeds from issuance of - stock	2,250,000	1,873	2,248,127
Proceeds from issuance of - stock, Shares		187,313
Net loss	(5,090,621)			(5,090,621)
Balance at Dec. 31, 2001	(1,732,907)	13,320	4,016,680	(5,762,907)
Balance, Shares at Dec. 31, 2001		1,332,000
Proceeds from issuance of - stock	3,250,000	1,804	3,248,196
Proceeds from issuance of - stock, Shares		180,375
Net loss	(3,192,384)			(3,192,384)
Balance at Dec. 31, 2002	(1,675,291)	15,124	7,264,876	(8,955,291)
Balance, Shares at Dec. 31, 2002		1,512,375
Proceeds from issuance of - stock	6,781,250	2,090	6,779,160
Proceeds from issuance of - stock, Shares		208,992
Net loss	(3,532,044)			(3,532,044)
Balance at Dec. 31, 2003	1,573,915	17,214	14,044,036	(12,487,335)
Balance, Shares at Dec. 31, 2003		1,721,367
Proceeds from issuance of - stock	4,600,000	7,659	4,592,341
Proceeds from issuance of - stock, Shares		765,900
Net loss	(5,734,791)			(5,734,791)
Balance at Dec. 31, 2004	439,124	24,873	18,636,377	(18,222,126)
Balance, Shares at Dec. 31, 2004		2,487,267
Proceeds from issuance of - stock	3,900,000	6,494	3,893,506
Proceeds from issuance of - stock, Shares		649,350
Option expense	315,388		315,388
Net loss	(4,580,237)			(4,580,237)
Balance at Dec. 31, 2005	74,275	31,367	22,845,271	(22,802,363)
Balance, Shares at Dec. 31, 2005		3,136,617
Proceeds from issuance of - stock	7,550,541	8,390	7,542,151
Proceeds from issuance of - stock, Shares		839,042
Option expense	252,308		252,308
Net loss	(6,053,362)			(6,053,362)
Balance at Dec. 31, 2006	1,823,762	39,757	30,639,730	(28,855,725)
Balance, Shares at Dec. 31, 2006		3,975,659
Proceeds from issuance of - stock	6,600,000	7,326	6,592,674
Proceeds from issuance of - stock, Shares		732,600
Common stock issued for services	398,810	664	398,146
Common stock issued for services, Shares		66,402
Option expense	255,061		255,061
Net loss	(5,617,581)			(5,617,581)
Balance at Dec. 31, 2007	3,460,052	47,747	37,885,611	(34,473,306)
Balance, Shares at Dec. 31, 2007		4,774,661
Proceeds from issuance of - stock	6,000,000	9,990	5,990,010
Proceeds from issuance of - stock, Shares		999,000
Option expense	269,618		269,618
Net loss	(5,570,905)			(5,570,905)
Balance at Dec. 31, 2008	4,158,765	57,737	44,145,239	(40,044,211)
Balance, Shares at Dec. 31, 2008		5,773,661
Option expense	112,382		112,382
Net loss	(3,425,986)			(3,425,986)
Balance at Dec. 31, 2009	845,161	57,737	44,257,621	(43,470,197)
Balance, Shares at Dec. 31, 2009		5,773,661
Option expense	21,166		21,166
Net loss	(467,266)			(467,266)
Balance at Dec. 31, 2010	399,061	57,737	44,278,787	(43,937,463)
Balance, Shares at Dec. 31, 2010		5,773,661
Proceeds from issuance of - stock	5,379,367	78,911	5,300,456
Proceeds from issuance of - stock, Shares		7,891,141
Option expense	19,935		19,935
Warrant expense	2,153,442		2,153,442
Fair value of derivative warrants	(3,887,850)		(3,887,850)
Beneficial conversion feature discount	372,850		372,850
Net loss	(3,444,795)			(3,444,795)
Balance at Dec. 31, 2011	992,010	136,648	48,237,620	(47,382,258)
Balance, Shares at Dec. 31, 2011		13,664,802
Proceeds from issuance of - stock	5,129,940	40,877	5,089,063
Proceeds from issuance of - stock, Shares		4,087,747
Conversion of notes payable and accrued interest to stock	981,729	12,525	969,204
Conversion of notes payable and accrued interest to stock, Shares		1,252,550
Shares issued at the reverse merger		23,866	(23,866)
Shares issued at the reverse merger, Shares		2,386,566
Option expense	266,172		266,172
Warrant expense	1,957,754		1,957,754
Fair value of derivative warrants	(4,052,089)		(4,052,089)
Transfer from liability classification to equity classification	4,231,324		4,231,324
Net loss	(8,361,205)			(8,361,205)
Balance at Dec. 31, 2012	$ 1,145,635	$ 213,916	$ 56,675,182	$ (55,743,463)
Balance, Shares at Dec. 31, 2012		21,391,665